Condensed Interim Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 48,440,725	$ 29,797,282
Cost of revenue	(63,584,197)	(38,292,249)
Gross loss	(15,143,472)	(8,494,967)
Selling and marketing expenses	(11,874,108)	(9,075,071)
General and administrative expenses	(9,960,204)	(8,819,171)
Consultancy and professional fees	(544,434)	(764,342)
Government grants	965,162	871,385
Operating loss	(36,557,056)	(26,282,166)
Finance costs	(1,625,982)	(66,111)
Finance income	408,656	188,881
Other income	337,797	297,173
Impairment of goodwill		(600,000)
Share of loss of a joint venture		(362,978)
Fair value change of derivative liability	558,241
Fair value change of warrant liabilities	243,246	221,413
Foreign exchange gain/ (loss), net	232,417	(599,773)
Loss before tax	(36,402,681)	(27,203,561)
Income tax expense	(711,294)	(451,051)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(37,113,975)	(27,654,612)
Attributable to:
Equity holders of the Parent	(37,064,164)	(27,666,386)
Non-controlling interests	(49,811)	11,774
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (37,113,975)	$ (27,654,612)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (5.5)	$ (5.7)
Diluted loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (5.5)	$ (5.7)